Net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Numerator [Abstract]
Net and comprehensive loss	$ (184,462)	$ (6,026)
Less: Preferred Stock Dividends	109	0
Net and comprehensive loss available to common stockholders	$ (184,571)	$ (6,026)
Denominator [Abstract]
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted (in shares)	33,238,600	11,516,421
Net loss per share attributable to common stockholders, basic and diluted (in dollars per share)	$ (5.55)	$ (0.52)